Loss per Share (Details) - Schedule of loss per share - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss attributable to ABVC’s common stockholders	$ (5,995,440)	$ (1,128,505)	$ (12,838,813)	$ (9,791,164)
Denominator:
Weighted-average shares outstanding - Basic	29,683,402	24,420,526	25,053,522	19,715,559
Stock options
Weighted-average shares outstanding - Diluted			25,053,522	19,715,559
Loss per share
-Basic	$ (0.2)	$ (0.05)	$ (0.51)	$ (0.5)
-Diluted	$ (0.2)	$ (0.05)	$ (0.51)	$ (0.5)